UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Quarter Ended: 06/30/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JL Advisors, LLC
          ----------------
Address:  400 Madison Avenue, 5th Floor
          New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Lewittes
Title:    Managing Member
Phone:    (212) 593-2392

Signature, Place, and Date of Signing:


/s/ Michael Lewittes       New York, NY                8/13/2008
[Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     28-____________               _______________________________
     [Repeat as necessary.]

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    NONE

Form 13F Information Table Entry Total:                 27

Form 13F Information Table Value Total:        $ 1,014,328
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number     Name

     ______       28-_________________     _________________________

     [Repeat as necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ASSURED GUARANTY LTD           COM              G0585R106     9130  507500 SH       SOLE              507500      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102    45323 4821586 SH       SOLE             4821586      0    0
AK STL HLDG CORP               COM              001547108   102838 1490400 SH       SOLE             1490400      0    0
ALPHA NATURAL RESOURCES INC    COM              02076X102    36502  350000 SH       SOLE              350000      0    0
ARVINMERITOR INC               COM              043353101    34588 2771490 SH       SOLE             2771490      0    0
BARR PHARMACEUTICALS INC       COM              068306109     4508  100000 SH       SOLE              100000      0    0
CSX CORP                       COM              126408103   136957 2180493 SH       SOLE             2180493      0    0
DIRECTV GROUP INC              COM              25459L106   155476 6000604 SH       SOLE             6000604      0    0
ENCORE ACQUISITION CO          COM              29255W100    15599  207458 SH       SOLE              207458      0    0
EQUITABLE RES INC              COM              294549100    24171  350000 SH       SOLE              350000      0    0
GENERAL MTRS CORP              PUT              370442955     4363 2660400     PUT  SOLE             2660400      0    0
HANESBRANDS INC                COM              410345102    16319  601283 SH       SOLE              601283      0    0
HESS CORP                      COM              42809H107    66868  529900 SH       SOLE              529900      0    0
HESS CORP                      CALL             42809H907     8798  850000     CALL SOLE              850000      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     2379  729900 SH       SOLE              729900      0    0
ITT EDUCATIONAL SERVICES INC   COM              45068B109    33647  407200 SH       SOLE              407200      0    0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    55704 2298962 SH       SOLE             2298962      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     3703  100000 SH       SOLE              100000      0    0
MARTIN MARIETTA MATLS INC      PUT              573284956     5079  425000     PUT  SOLE              425000      0    0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     5900  125000 SH       SOLE              125000      0    0
MOSAIC CO                      CALL             61945A907     1641  650000     CALL SOLE              650000      0    0
NEWFIELD EXPL CO               COM              651290108    32625  500000 SH       SOLE              500000      0    0
SLM CORP                       COM              78442P106   133010 6873909 SH       SOLE             6873909      0    0
SHIRE LIMITED                  SPONSORED ADR    82481R106     4913  100000 SH       SOLE              100000      0    0
TECO ENERGY INC                COM              872375100    49994 2326400 SH       SOLE             2326400      0    0
UNION PAC CORP                 COM              907818108     5436   72000 SH       SOLE               72000      0    0
WARNACO GROUP INC              COM NEW          934390402    18857  427883 SH       SOLE              427883      0    0